Net Income (Loss) Per Share (Tables)	9 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income (loss) per share attributable to common stockholders
	Three months ended March 31,		Nine months ended March 31,
	2023	2022	2023	2022
Numerator:
Net income (loss) attributable to common stockholders, basic and diluted	$(15,680)	$8,954	$2,080	$(34,062)
Less: Change in fair value of convertible promissory notes	—	(16,307)	—	—
Net income (loss) attributable to common stockholders, diluted	$(15,680)	$(7,353)	$2,080	$(34,062)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic	51,453,368	27,316,602	44,173,570	27,213,403
Add: Weighted average dilutive effect of stock options, RSUs and warrants	—	—	10,366,225	—
Add: Weighted average dilutive effect of convertible promissory notes	—	4,522,105	—	—
Weighted average shares outstanding – diluted	51,453,368	31,838,707	54,539,795	27,213,403
Net income (loss) per share attributable to common stockholders, basic	$(0.30)	$0.33	$0.05	$(1.25)
Net income (loss) per share attributable to common stockholders, diluted	$(0.30)	$(0.23)	$0.04	$(1.25)

Schedule of potential weighted average shares of common stock excluded from computation of diluted net loss per share
	Three months ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Stock options and RSUs	13,856,065	11,848,316	356,342	11,903,763
Convertible notes	—	—	—	4,535,520
Common stock warrants	18,154,571	4,582,204	12,509,788	4,372,633
Non-voting common stock warrants	—	—	—	—
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	32,010,636	16,430,520	12,866,130	20,811,916